Balance Sheet Impact of Net Unrealized Gains on Securities (Tables)	9 Months Ended
Sep. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
The following table shows (in millions) the components of the net unrealized gains (losses) on securities that is included in AOCI in GALIC’s Balance Sheet.

	Asset (Liability) before Net Unrealized	Impact of Net Unrealized Gains on Securities	Carrying Value of Asset (Liability)
September 30, 2017 (unaudited)
Fixed maturities	$29,612	$1,224	$30,836
Equity securities	440	100	540
Deferred policy acquisition costs	1,315	(465)	850
Annuity benefits accumulated	(32,530)	(141)	(32,671)
Unearned revenue (included in other liabilities)	(31)	20	(11)
Net unrealized gain, pretax		738
Deferred tax on unrealized gain		(258)
Net unrealized gain, after tax (included in AOCI)		$480

December 31, 2016
Fixed maturities	$27,310	$710	$28,020
Equity securities	447	48	495
Deferred policy acquisition costs	1,270	(273)	997
Annuity benefits accumulated	(29,829)	(78)	(29,907)
Unearned revenue (included in other liabilities)	(36)	13	(23)
Net unrealized gain, pretax		420
Deferred tax on unrealized gain		(147)
Net unrealized gain, after tax (included in AOCI)		$273

December 31, 2015
Fixed maturities	$24,903	$583	$25,486
Equity securities	489	(3)	486
Deferred policy acquisition costs	1,187	(233)	954
Annuity benefits accumulated	(26,558)	(64)	(26,622)
Unearned revenue (included in other liabilities)	(42)	11	(31)
Net unrealized gain, pretax		294
Deferred tax on unrealized gain		(103)
Net unrealized gain, after tax (included in AOCI)		$191